Employee costs and share plans for employees, AstraZeneca Restricted Share Plan (Details) - AstraZeneca Restricted Share Plan EquityInstruments in Thousands	12 Months Ended
	Dec. 31, 2020 GBP (£) EquityInstruments employee multiple	Dec. 31, 2020 USD ($) EquityInstruments multiple	Dec. 31, 2019 GBP (£) EquityInstruments	Dec. 31, 2019 USD ($) EquityInstruments	Dec. 31, 2018 GBP (£) EquityInstruments	Dec. 31, 2018 USD ($) EquityInstruments	Dec. 31, 2020 USD ($) employee	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Share plans
Weighted average fair value at beginning of period	£ 60.51	$ 34.70	£ 49.52	$ 30.79	£ 47.14	$ 29.13
Weighted average fair value - granted	79.31		68.94		58.08		$ 52.92	$ 43.91	$ 36.24
Weighted average fair value - forfeited	71.68		59.07		42.93		39.26	31.17	29.11
Weighted average fair value - cancelled								28.19	28.29
Weighted average fair value - exercised	51.66		52.44		46.98		$ 31.05	$ 30.12	$ 29.46
Weighted average fair value at end of period	£ 74.34	$ 47.20	£ 60.51	$ 34.70	£ 49.52	$ 30.79
Number of times plan used to make awards in specified year | multiple	4	4
Number of employees granted awards | employee	113						113
Ordinary shares
Share plans
Number of other equity instruments outstanding in share-based payment arrangement at beginning of period | EquityInstruments	176	176	92	92	95	95
Number of shares granted | EquityInstruments	80	80	105	105	19	19
Number of shares forfeited | EquityInstruments	(6)	(6)	(7)	(7)	(3)	(3)
Number of shares exercised | EquityInstruments	(89)	(89)	(14)	(14)	(19)	(19)
Number of other equity instruments outstanding in share-based payment arrangement at end of period | EquityInstruments	161	161	176	176	92	92
ADR shares
Share plans
Number of other equity instruments outstanding in share-based payment arrangement at beginning of period		649,000		1,062,000		1,740,000
Number of shares granted		295,000		176,000		249,000
Number of shares forfeited		(79,000)		(141,000)		(253,000)
Number of shares cancelled				(2,000)		(177,000)
Number of shares exercised		(359,000)		(446,000)		(497,000)
Number of other equity instruments outstanding in share-based payment arrangement at end of period		506,000		649,000		1,062,000